SCHEDULE OF ESTIMATED AMORTIZATION EXPENSE (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 199,020
2026	181,958
2027	181,958
2028	181,958
2029	181,958
Total	$ 926,852	$ 37,333